Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 1,241,000
Parent [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	1,241,000
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 1,241,000